Related Party Transactions (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended			12 Months Ended
	Oct. 22, 2024	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2026	Aug. 11, 2025	Sep. 25, 2024	Mar. 06, 2024	Jul. 15, 2022
Related Party Transaction [Line Items]
Common stock, shares issued					1,917,061		621,641	7,544,675		136,080	150,000
Deemed dividend					$ 369,465		$ 886,423
Exercise price									$ 2.50	$ 15.30	$ 150.00
Warrants [Member]
Related Party Transaction [Line Items]
Deemed dividend	$ 44,424	$ 43,544	$ 44,424	$ 325,041
Stock price	$ 33.60	$ 1.79	$ 33.60	$ 12.00		$ 33.60	$ 106.50
Remaining term	2 years 9 months 18 days	2 years	2 years 9 months 18 days	2 years 10 months 24 days		2 years 9 months 18 days	3 years 6 months
Risk free rate	4.00%	3.80%		3.50%		3.99%	4.40%
Volatility	94.00%	94.00%		93.00%		94.00%	95.00%
Warrants [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Stock price		$ 13.70		$ 100.00
Exercise price	$ 15.30	13.70	$ 15.30	100.00		$ 15.30	$ 182.00
Warrants [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Stock price		2.50		15.30
Exercise price	$ 13.70	$ 2.50	$ 13.70	$ 15.30		$ 13.70	$ 100.00
Acuitas Group Holdings, LLC [Member]
Related Party Transaction [Line Items]
Common stock, shares issued												36,364